Subsequent Event - Additional Information (Detail) - Major ordinary share transactions [member]	Apr. 27, 2018 JPY (¥) shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of total number of issued shares	1.00%
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be acquired | shares	18,000,000
Total amount of shares to be acquired | ¥	¥ 70,000,000,000